SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	May 31, 2014	Nov. 30, 2013	Nov. 30, 2012
Summary Of Significant Accounting Policies Details Narrative
Unrestricted cash	$ 179	$ 201	$ 6,954